ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 1) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2014
Net liabilities and amounts due from Kunfeng at the date of disposal attributable to Origin Agritech Limited	14,623
Less: Consideration satisfied by cash	(12,000)
Loss on disposal of a subsidiary	2,623